INCOME TAX (Schedule of Deferred Income Tax Assets (liabilities)) (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Major components of tax expense (income) [abstract]
Net deferred income tax liabilities, beginning of the year	$ (33,310)	$ (27,692)
Deferred income tax expense recognized in net income for the year	(3,121)	(2,833)
Foreign exchange impact	2,097	(2,785)
Net deferred income tax liabilities, end of the year	$ (34,334)	$ (33,310)